Income Taxes (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 22, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Details) [Line Items]
Income tax, description	The Company has approximately $1.15 million of U.S. federal and state tax Net Operating Losses (“NOL”s) that may be available to offset future taxable income, if any. The federal net operating loss carryforwards of $1.15 million, if not utilized, will expire in 2037.
Valuation allowance (in Dollars)	$ 241,803		$ 241,803
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Income tax rate			16.50%	16.50%	16.50%
Maximum [Member] | United States of America [Member]
Income Taxes (Details) [Line Items]
Decrease from effective income tax rate		35.00%
Minimum [Member] | United States of America [Member]
Income Taxes (Details) [Line Items]
Decrease from effective income tax rate		21.00%